Fair value measurement	6 Months Ended
Apr. 30, 2021
Text block [abstract]
Fair value measurement
Note 3.    Fair value measurement
Fair value of financial instruments

		Carrying value
$ millions, as at		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2021	Financial assets
Apr. 30	Cash and deposits with banks	$46,543	$654	$–	$–	$47,197	$47,197	$–
	Securities	32,848	72,772	73	49,429	155,122	155,577	455
	Cash collateral on securities borrowed	11,573	–	–	–	11,573	11,573	–
	Securities purchased under resale agreements	56,934	6,172	–	–	63,106	63,106	–
	Loans
	Residential mortgages	234,368	29	–	–	234,397	235,236	839
	Personal	41,631	–	–	–	41,631	41,663	32
	Credit card	10,048	–	–	–	10,048	10,048	–
	Business and government	111,535	23,116	391	–	135,042	135,157	115
	Derivative instruments	–	35,313	–	–	35,313	35,313	–
	Customers’ liability under acceptances	11,002	–	–	–	11,002	11,002	–
	Other assets	19,006	–	–	–	19,006	19,006	–
	Financial liabilities
	Deposits
	Personal	$200,688	$–	$6,340	$–	$207,028	$207,180	$152
	Business and government	302,623	–	10,578	–	313,201	314,165	964
	Bank	17,140	–	–	–	17,140	17,140	–
	Secured borrowings	38,225	–	969	–	39,194	39,543	349
	Derivative instruments	–	34,121	–	–	34,121	34,121	–
	Acceptances	11,071	–	–	–	11,071	11,071	–
	Obligations related to securities sold short	–	20,269	–	–	20,269	20,269	–
	Cash collateral on securities lent	3,205	–	–	–	3,205	3,205	–
	Obligations related to securities sold under repurchase agreements (1)	64,195	–	1,925	–	66,120	66,120	–
	Other liabilities	16,395	119	26	–	16,540	16,540	–
	Subordinated indebtedness	5,653	–	–	–	5,653	5,952	299
2020	Financial assets
Oct. 31	Cash and deposits with banks	$61,570	$948	$–	$–	$62,518	$62,518	$–
	Securities	31,800	62,576	117	54,553	149,046	149,599	553
	Cash collateral on securities borrowed	8,547	–	–	–	8,547	8,547	–
	Securities purchased under resale agreements	58,090	7,505	–	–	65,595	65,595	–
	Loans
	Residential mortgages	220,739	63	–	–	220,802	222,920	2,118
	Personal	41,390	–	–	–	41,390	41,452	62
	Credit card	10,722	–	–	–	10,722	10,722	–
	Business and government	110,220	23,291	357	–	133,868	134,097	229
	Derivative instruments	–	32,730	–	–	32,730	32,730	–
	Customers’ liability under acceptances	9,606	–	–	–	9,606	9,606	–
	Other assets	15,940	–	–	–	15,940	15,940	–
	Financial liabilities
	Deposits
	Personal	$199,593	$–	$2,559	$–	$202,152	$202,345	$193
	Business and government	301,546	–	9,880	–	311,426	312,279	853
	Bank	17,011	–	–	–	17,011	17,011	–
	Secured borrowings	39,560	–	591	–	40,151	40,586	435
	Derivative instruments	–	30,508	–	–	30,508	30,508	–
	Acceptances	9,649	–	–	–	9,649	9,649	–
	Obligations related to securities sold short	–	15,963	–	–	15,963	15,963	–
	Cash collateral on securities lent	1,824	–	–	–	1,824	1,824	–
	Obligations related to securities sold under repurchase agreements (1)	54,617	–	17,036	–	71,653	71,653	–
	Other liabilities	15,282	133	9	–	15,424	15,424	–
	Subordinated indebtedness	5,712	–	–	–	5,712	5,993	281
(1)	Includes obligations related to securities sold under repurchase agreements supported by bearer deposit notes that are pledged as collateral under the Bank of Canada Term Repo Facility.

The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2021 Apr. 30	2020 Oct. 31	2021 Apr. 30	2020 Oct. 31	2021 Apr. 30	2020 Oct. 31	2021 Apr. 30	2020 Oct. 31
Financial assets
Deposits with banks	$–	$–	$654	$948	$–	$–	$654	$948
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	5,950	3,917	23,750 (1)	25,091 (1)	–	–	29,700	29,008
Corporate equity	36,508	27,919	48	47	7	16	36,563	27,982
Corporate debt	–	–	4,288	3,525	–	25	4,288	3,550
Mortgage- and asset-backed	–	–	2,150 (2)	2,018 (2)	144	135	2,294	2,153
	42,458	31,836	30,236	30,681	151	176	72,845	62,693

Loans mandatorily measured and designated at FVTPL
Business and government	–	–	22,511	23,022	996 (3)	626 (3)	23,507	23,648
Residential mortgages	–	–	29	63	–	–	29	63
	–	–	22,540	23,085	996	626	23,536	23,711

Debt securities measured at FVOCI
Government issued or guaranteed	2,765	3,912	36,785	41,269	–	–	39,550	45,181
Corporate debt	–	–	6,917	6,224	–	–	6,917	6,224
Mortgage- and asset-backed	–	–	2,277	2,563	–	–	2,277	2,563
	2,765	3,912	45,979	50,056	–	–	48,744	53,968

Equity securities designated at FVOCI
Corporate equity	93	41	304	304	288	240	685	585

Securities purchased under resale agreements
measured at FVTPL	–	–	6,172	7,505	–	–	6,172	7,505
Derivative instruments
Interest rate	–	4	9,781	12,793	38	48	9,819	12,845
Foreign exchange	–	–	14,248	11,462	8	–	14,256	11,462
Credit	–	–	3	8	57	98	60	106
Equity	5,352	3,153	2,197	1,791	66	212	7,615	5,156
Precious metal	–	–	245	283	–	–	245	283
Other commodity	362	271	2,956	2,607	–	–	3,318	2,878
	5,714	3,428	29,430	28,944	169	358	35,313	32,730
Total financial assets	$51,030	$39,217	$135,315	$141,523	$1,604	$1,400	$187,949	$182,140
Financial liabilities
Deposits and other liabilities (4)	$–	$–	$(17,431)	$(13,176)	$(601)	$4	$(18,032)	$(13,172)
Obligations related to securities sold short	(9,092)	(5,363)	(11,177)	(10,600)	–	–	(20,269)	(15,963)
Obligations related to securities sold under
repurchase agreements	–	–	(1,925)	(17,036)	–	–	(1,925)	(17,036)
Derivative instruments
Interest rate	–	–	(8,032)	(9,964)	(218)	(28)	(8,250)	(9,992)
Foreign exchange	–	–	(13,890)	(10,883)	–	–	(13,890)	(10,883)
Credit	–	–	(42)	(41)	(62)	(107)	(104)	(148)
Equity	(4,177)	(3,537)	(5,952)	(3,288)	(184)	(163)	(10,313)	(6,988)
Precious metal	–	–	(249)	(366)	–	–	(249)	(366)
Other commodity	(395)	(325)	(920)	(1,806)	–	–	(1,315)	(2,131)
	(4,572)	(3,862)	(29,085)	(26,348)	(464)	(298)	(34,121)	(30,508)
Total financial liabilities	$(13,664)	$(9,225)	$(59,618)	$(67,160)	$(1,065)	$(294)	$(74,347)	$(76,679)
(1)	Includes $50 million related to securities designated at FVTPL (October 31, 2020: $57 million).
(2)	Includes $23 million related to asset-backed securities designated at FVTPL (October 31, 2020: $60 million).
(3)	Includes $391 million related to loans designated at FVTPL (October 31, 2020: $357 million).
(4)
Comprises deposits designated at FVTPL of $17,109 million (October 31, 2020: $13,419 million), net bifurcated embedded derivative liabilities of
$778
 million (net bifurcated embedded derivative assets of
 $389
million as at October 31, 2020), other liabilities designated at FVTPL of
 $26 million (October 31, 2020: $9 million), and other financial liabilities measured at fair value of $119 million (October 31, 2020: $133 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the quarter ended April 30, 2021, we transferred
$76
million of securities mandatorily measured at FVTPL from Level 1 to Level 2 and $21 million from Level 2 to Level 1, and
$578

million of securities sold short from Level 1 to Level 2 and $69 million from Level 2 to Level 1, due to changes in observability in the inputs used to value these securities (for the quarter ended January 31, 2021, $19 million of securities mandatorily measured at FVTPL and $128 million of securities sold short were transferred from Level 1 to Level 2 and nil from Level 2 to
Level
 1
; for the quarter ended April 30, 2020, $2,017 million of securities mandatorily measured at FVTPL and $1,248 million of securities sold short were transferred from Level 1 to Level 2 and nil from Level 2 to
Level 1)
. In addition, transfers between Level 2 and Level 3 were made during the quarters ended April 30, 2021, January 31, 2021 and April 30, 2020, primarily due to changes in the assessment of the observability of certain correlation, market volatility and probability inputs that were used in measuring the fair value of our fair value option liabilities and derivatives.
The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable
market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

		Net gains (losses) included in income (1)
$ millions, for the three months end e d	Opening balance	Realized (2)	Unrealized (2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Apr. 30, 2021
Securities mandatorily measured and designated at FVTPL
Corporate equity	$19	$–	$(6)	$–	$–	$–	$23	$(29)	$7
Corporate debt	30	–	8	–	–	–	–	(38)	–
Mortgage- and asset-backed	102	–	–	–	–	–	44	(2)	144
Loans mandatorily measured and designated at FVTPL
Business and government	879	–	(1)	(33)	–	–	180	(29)	996
Debt securities measured at FVOCI
Corporate debt	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	269	–	–	17	–	–	10	(8)	288
Derivative instruments
Interest rate	45	–	(8)	–	–	–	1	–	38
Foreign exchange	–	–	16	–	(8)	–	–	–	8
Credit	101	(6)	(38)	–	–	–	–	–	57
Equity	61	–	–	–	–	(1)	6	–	66
Total assets	$1,506	$(6)	$(29)	$(16)	$(8)	$(1)	$264	$(106)	$1,604
Deposits and other liabilities (5)	$(367)	$6	$(257)	$–	$(13)	$(3)	$(38)	$71	$(601)
Derivative instruments
Interest rate	(74)	–	(90)	–	(28)	–	(29)	3	(218)
Credit	(113)	6	44	–	–	–	–	1	(62)
Equity	(137)	–	(62)	–	–	8	(15)	22	(184)
Total liabilities	$(691)	$12	$(365)	$–	$(41)	$5	$(82)	$97	$(1,065)
Jan. 31, 2021
Securities mandatorily measured and designated at FVTPL
Corporate equity	$16	$–	$3	$–	$–	$–	$–	$–	$19
Corporate debt	25	–	5	–	–	–	–	–	30
Mortgage- and asset-backed	135	–	–	–	–	–	–	(33)	102
Loans mandatorily measured and designated at FVTPL
Business and government	626	–	–	(25)	–	–	278	–	879
Equity securities designated at FVOCI
Corporate equity	240	–	–	19	–	–	17	(7)	269
Derivative instruments
Interest rate	48	–	(4)	–	–	–	–	1	45
Credit	98	(6)	9	–	–	–	–	–	101
Equity	212	–	15	–	–	–	–	(166)	61
Total assets	$1,400	$(6)	$28	$(6)	$–	$–	$295	$(205)	$1,506
Deposits and other liabilities (5)	$4	$–	$(387)	$–	$(2)	$(5)	$(2)	$25	$(367)
Derivative instruments
Interest rate	(28)	–	(47)	–	–	–	–	1	(74)
Credit	(107)	6	(8)	–	–	–	–	(4)	(113)
Equity	(163)	–	(44)	–	–	–	–	70	(137)
Total liabilities	$(294)	$6	$(486)	$–	$(2)	$(5)	$(2)	$92	$(691)
Apr. 30, 2020
Securities mandatorily measured and designated at FVTPL
Corporate equity	$14	$–	$(7)	$–	$–	$–	$–	$–	$7
Corporate debt	23	–	2	–	–	–	–	–	25
Mortgage- and asset-backed	160	–	–	–	–	–	118	–	278
Loans mandatorily measured at FVTPL
Business and government	506	–	–	17	–	–	574	(179)	918
Debt securities measured at FVOCI
Corporate debt	23	–	–	(6)	–	–	1	–	18
Equity securities designated at FVOCI
Corporate equity	283	–	–	(44)	–	–	10	(6)	243
Derivative instruments
Interest rate	47	–	21	–	–	–	–	8	76
Credit	104	(4)	5	–	–	–	–	–	105
Equity	266	–	(36)	–	–	–	1	(10)	221
Total assets	$1,426	$(4)	$(15)	$(33)	$–	$–	$704	$(187)	$1,891
Deposits and other liabilities (5)	$(647)	$–	$679	$–	$(6)	$29	$53	$49	$157
Derivative instruments
Interest rate	–	–	–	–	–	–	–	–	–
Credit	(112)	4	(5)	–	–	–	–	–	(113)
Equity	(121)	–	34	–	–	–	(29)	5	(111)
Total liabilities	$(880)	$4	$708	$–	$(6)	$29	$24	$54	$(67)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to the assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $13 million (January 31, 2021: $136 million; April 30, 2020: $146 million), net bifurcated embedded derivative liabilities of
$562

million (net bifurcated embedded derivative liabilities of $231 million as at January 31, 2021 and net bifurcated embedded derivative assets of $303 million as at April 30, 2020) and other liabilities designated at FVTPL of
$26 million (January 31, 2021: nil; April 30, 2020: nil).

		Net gains (losses) included in income (1)
$ millions, for the six months ended	Opening balance	Realized (2)	Unrealized (2)(3)	Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3	Purchases/ Issuances	Sales/ Settlements	Closing balance
Apr. 30, 2021
Securities mandatorily measured and designated at FVTPL
Corporate equity	$16	$–	$(3)	$–	$–	$–	$23	$(29)	$7
Corporate debt	25	–	13	–	–	–	–	(38)	–
Mortgage- and asset-backed	135	–	–	–	–	–	44	(35)	144
Loans mandatorily measured and designated at FVTPL
Business and government	626	–	(1)	(58)	–	–	458	(29)	996
Debt securities measured at FVOCI
Corporate debt	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	240	–	–	36	–	–	27	(15)	288
Derivative instruments
Interest rate	48	–	(12)	–	–	–	1	1	38
Foreign exchange	–	–	16	–	(8)	–	–	–	8
Credit	98	(12)	(29)	–	–	–	–	–	57
Equity	212	–	15	–	–	(1)	6	(166)	66
Total assets	$1,400	$(12)	$(1)	$(22)	$(8)	$(1)	$559	$(311)	$1,604
Deposits and other liabilities (5)	$4	$6	$(644)	$–	$(15)	$(8)	$(40)	$96	$(601)
Derivative instruments
Interest rate	(28)	–	(137)	–	(28)	–	(29)	4	(218)
Foreign exchange	–	–	–	–	–	–	–	–	–
Credit	(107)	12	36	–	–	–	–	(3)	(62)
Equity	(163)	–	(106)	–	–	8	(15)	92	(184)
Total liabilities	$(294)	$18	$(851)	$–	$(43)	$–	$(84)	$189	$(1,065)
Apr. 30, 2020
Securities mandatorily measured and designated at FVTPL
Corporate equity	$7	$–	$(7)	$–	$7	$–	$–	$–	$7
Corporate debt	23	–	2	–	–	–	–	–	25
Mortgage- and asset-backed	173	–	–	–	–	–	118	(13)	278
Loans mandatorily measured at FVTPL
Business and government	831	–	–	21	–	–	574	(508)	918
Debt securities measured at FVOCI
Corporate debt	–	–	–	(3)	20	–	1	–	18
Equity securities designated at FVOCI
Corporate equity	291	–	–	5	–	–	20	(73)	243
Derivative instruments
Interest rate	56	–	24	–	–	–	1	(5)	76
Credit	104	(5)	6	–	–	–	–	–	105
Equity	252	–	(24)	–	–	–	45	(52)	221
Total assets	$1,737	$(5)	$1	$23	$27	$–	$759	$(651)	$1,891
Deposits and other liabilities (5)	$(601)	$–	$627	$–	$(43)	$60	$(49)	$163	$157
Derivative instruments
Interest rate	(1)	–	(2)	–	–	–	–	3	–
Credit	(112)	5	(6)	–	–	–	–	–	(113)
Equity	(155)	–	55	–	–	–	(39)	28	(111)
Total liabilities	$(869)	$5	$674	$–	$(43)	$60	$(88)	$194	$(67)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations and denominated in the same currency as the foreign operations is included in OCI.
(5)
Includes deposits designated at FVTPL of $
13 million (April 30, 2020: $146
million), net bifurcated embedded derivative liabilities of $
562
million (April 30, 2020: net bifurcated embedded derivative assets of $
303
million) and other liabilities designated at FVTPL of
$26
million (April 30, 2020:
nil).

Financial instruments designated at FVTPL (fair value option)
A net gain of $14 million, net of hedges for the three months ended April 30, 2021 (a net gain of $19 million and a net gain of $36 million for the three months ended January 31, 2021 and April 30, 2020, respectively), which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net was recognized for FVO assets and FVO liabilities. A net gain of $33 million, net of hedges for the six months ended April 30, 2021 was recognized for FVO assets and FVO liabilities (a net gain of $42 million for the six months ended April 30, 2020).
The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI.